As filed with the Securities and Exchange Commission on August 12, 2020

File No. 333-18737

File No. 811-07989

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 73	☒

METROPOLITAN WEST FUNDS

(Exact Name of Registrant as Specified on Charter)

865 South Figueroa Street

Los Angeles, California 90017

(Address of Principal Executive Offices)

(213) 244-0000

(Registrant’s Telephone Number)

David B. Lippman

865 South Figueroa Street

Los Angeles, California 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [ ] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

Please send Copy of Communications to:

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, Forty-Eighth Floor

San Francisco, CA 94111

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 71 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 12th day of August, 2020.

Metropolitan West Funds

By:	/s/ David B. Lippman
David B. Lippman
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 71 to the Registration Statement of Metropolitan West Funds has been signed below by the following persons in the capacities indicated on the 12th day of August, 2020.

Signature	Capacity	Date

/s/ David B. Lippman	President and Principal Executive Officer	August 12, 2020
David B. Lippman

/s/ Patrick Moore	Trustee	August 12, 2020
Patrick Moore

/s/ Laird Landmann*	Trustee	August 12, 2020
Laird Landmann

/s/ David DeVito	Chief Financial Officer	August 12, 2020
David DeVito

/s/ Martin Luther King III*	Trustee	August 12, 2020
Martin Luther King III

/s/ Andrew Tarica*	Trustee	August 12, 2020
Andrew Tarica

/s/ Ronald J. Consiglio*	Trustee	August 12, 2020
Ronald J. Consiglio

/s/ Peter McMillan*	Trustee	August 12, 2020
Peter McMillan

/s/ Robert G. Rooney*	Trustee	August 12, 2020
Robert G. Rooney

/s/ Patrick Haden*	Trustee	August 12, 2020
Patrick Haden

*/s/ David A. Hearth		August 12, 2020
David A. Hearth, Attorney-in-Fact pursuant to Power of Attorney

SCHEDULE OF EXHIBITS TO FORM N-1A

Metropolitan West Funds

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase